Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule for Income Tax Provision Differs from the Amount of Income Tax

The components of deferred income tax assets and liabilities as of December 31, 2017 and 2016 are as follows:

Description	2017	2016

Deferred tax assets
Net operating losses	$1,118,472	$1,005,468
Deferred tax liabilities
Accelerated tax depreciation	19,183	19,183

Net deferred tax assets	1,137,655	986,285
Less: Valuation allowance	(1,137,655)	(986,285)

Net	$—	$—

Schedule of Operating Loss Carry Forward	This loss carryforward expires according to the following schedule:
Year Ending December 31,	Amount

2033	$217,074
2034	368,378
2035	761,615
2036	1,610,192
2037	2,899,509
$5,856,768